UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number       811-21237

                                                            Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300
Indianapolis, IN                                             46208
(Address of principal executive offices)    (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:                                                        4/30

Date of reporting period:                                                      10/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Toreador Large Cap Fund

Semi-Annual Report

October 31, 2011

Fund Adviser:

Toreador Research & Trading LLC
7493 North Ingram, Suite 104
Fresno, CA  93711

Toll Free (800) 343-5902

Performance Results

Total Return*
(For the period ended October 31, 2011)

	6 Months	One Year	Average Annual Returns: Five Years	Average Annual Returns: Since Inception (June 2, 2006)
Toreador Large Cap Fund - Retail Class	-8.61%	5.55%	-0.49%	0.27%
Russell 1000® Index**	-7.78%	8.01%	0.54%	1.79%

Total annual operating expenses, as disclosed in the Fund's prospectus dated August 29, 2011, were 1.87% of average net assets (1.21% after fee waivers/expense reimbursements by the Adviser.) The Adviser contractually has agreed to waive and/or cap certain operating expenses (excluding fees and expenses of acquired funds) of the Fund through August 31, 2012.

Total Return*
(For the period ended October 31, 2011)

	6 Months	One Year	Average Annual Return: Since Inception (September 1, 2009)
Toreador Large Cap Fund - Institutional Class	-8.51%	5.71%	10.56%
Russell 1000® Index**	-7.78%	8.01%	12.62%

Total annual operating expenses, as disclosed in the Fund's prospectus dated August 29, 2011, were 1.58% of average net assets (0.96% after fee waivers/expense reimbursements by the Adviser.) The Adviser contractually has agreed to waive and/or cap certain operating expenses (excluding fees and expenses of acquired funds) of the Fund through August 31, 2012.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-343-5902.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Russell 1000® Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on June 2, 2006 (commencement of Retail Class operations) and held through October 31, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 1000® Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-343-5902.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the the Toreador Large Cap Fund - Institutional Class and the Russell 1000® Index

Toreador Large Cap Fund - Institutional Class $12,433
Russell 1000® Index $12,933
Inception Date 9/1/09
Value ($)
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
Sep-09
Oct-09
Nov-09
Dec-09
Jan-10
Feb-10
Mar-10
Apr-10
May-10
Jun-10
Jul-10
Aug-10
Sep-10
Oct-10
Nov-10
Dec-10
Jan-11
Feb-11
Mar-11
Apr-11
May-11
Jun-11
Jul-11
Aug-11
Sep-11
Oct-11
Date

The chart above assumes an initial investment of $10,000 made on September 1, 2009 (commencement of Institutional Class operations) and held through October 31, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 1000® Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-343-5902.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings - (Unaudited)

Toreador Large Cap Fund Portfolio Holdings as of October 31, 2011[1]
85.00%
75.00%
65.00%
55.00%
45.00%
35.00%
25.00%
15.00%
5.00%
-5.00%
Common Stock of Large Cap Companies[2] 78.64%
Common Stock of Other Companies[3] 14.82%
Exchange-Traded Funds 2.78%
Money Market 6.56%
Liabilities in excess of other assets (2.80)%

1As a percentage of net assets.
2Companies included in the S&P 500® Index, the Russell 1000® Index or with market capitalization greater than $7 billion.
3Companies included in the S&P 500® Index, the Russell 1000® Index or with market capitalization less than $7 billion.

Investment Objective (Unaudited)

The investment objective of the Toreador Large Cap Fund (the “Fund”) is long-term capital appreciation.

The Fund will invest primarily in stocks of large capitalization companies, which the Fund’s Adviser, Toreador Research & Trading LLC, defines as any company meeting the following criteria:  included in the S&P 500® Index or the Russell 1000® Index, and with a market capitalization greater than $7 billion.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from May 1, 2011 to October 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions.  Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if the short-term redemption fee imposed by the Fund were included, your costs would have been higher.

Toreador Large Cap Fund - Retail Class	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period* May 1, 2011 – October 31, 2011
Actual	$1,000.00	$913.87	$5.78
Hypothetical**	$1,000.00	$1,019.10	$6.10
*Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Toreador Large Cap Fund - Institutional Class	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period* May 1, 2011 – October 31, 2011
Actual	$1,000.00	$914.86	$4.57
Hypothetical**	$1,000.00	$1,020.36	$4.83
*Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).
**Assumes a 5% return before expenses.

Toreador Large Cap Fund
Schedule of Investments
October 31, 2011
(Unaudited)

Common Stocks - 93.46%	Shares	Fair Value

Consumer Discretionary - 11.61%
Aaron's, Inc.	7,987	$213,732
Apollo Group, Inc. - Class A (a)	4,120	195,082
AutoZone, Inc. (a)	1,078	348,830
DIRECTV - Class A (a)	32,642	1,483,905
Gildan Activewear, Inc.	9,995	257,671
Harman International Industries, Inc.	30,945	1,335,586
ITT Educational Services, Inc. (a)	765	47,399
John Wiley & Sons, Inc. - Class A	2,119	34,815
Liberty Interactive Corp. - Class A (a)	11,458	334,344
LKQ Corp. (a)	1,912	145,408
O'Reilly Automotive, Inc. (a)	619	314,279
Priceline.com, Inc. (a)	14,101	599,011
Scripps Networks Interactive, Inc. - Class A	850	36,644
Signet Jewelers Ltd.	616	41,925
Tempur-Pedic International, Inc.	6,736	295,374
Viacom, Inc. - Class B (a)	4,163	310,643
Weight Watchers International, Inc.	1,531	72,814
		6,067,462

Consumer Staples - 3.55%
CVS Caremark Corp.	30,283	1,099,273
Herbalife Ltd.	2,719	169,557
Lorillard, Inc.	808	89,413
Philip Morris International, Inc.	4,765	332,930
Smithfield Foods, Inc. (a)	7,167	163,838
		1,855,011

Energy - 11.70%
Alpha Natural Resources, Inc. (a)	34,199	822,144
ConocoPhillips	16,706	1,163,573
Denbury Resources, Inc. (a)	1,847	28,998
Helmerich & Payne, Inc.	608	32,333
Marathon Oil Corp.	1,509	39,279
Murphy Oil Corp.	10,856	601,097
Noble Corp.	26,300	945,222
Patterson-UTI Energy, Inc.	12,349	250,932
Tesoro Corp. (a)	13,684	354,963
Transocean Ltd.	9,335	533,495
Valero Energy Corp.	54,637	1,344,070
		6,116,106

Financials - 16.03%
ACE Ltd.	567	40,909
Aflac, Inc.	1,581	71,287
Allied World Assurance Co. Holdings AG	3,260	189,406
Assured Guaranty Ltd.	4,451	56,706
Bank of America Corp.	408,147	2,787,644
Capital One Financial Corp.	6,731	307,337
CBOE Holdings, Inc.	6,206	162,163
Chubb Corp. / The	1,075	72,079
Citigroup, Inc.	15,006	474,040
Discover Financial Services	12,822	302,086
Eaton Vance Corp.	1,277	33,572
JPMorgan Chase & Co.	23,002	799,549
KeyCorp	13,143	92,790
Lincoln National Corp.	4,414	84,087

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund
Schedule of Investments
October 31, 2011
(Unaudited)

Common Stocks - 93.46% - continued	Shares	Fair Value

Financials - 16.03% - continued
MetLife, Inc.	19,353	$680,451
Prudential Financial, Inc.	5,326	288,669
Reinsurance Group of America, Inc.	818	42,724
SLM Corp.	9,657	132,011
Torchmark Corp.	3,775	154,511
Travelers Cos., Inc. / The	12,433	725,466
Unum Group	31,893	760,329
U.S. Bancorp	2,584	66,125
Wells Fargo & Co.	2,141	55,473
		8,379,414

Health Care - 15.05%
Aetna, Inc.	7,904	314,263
Alere, Inc. (a)	5,051	131,629
Allergan, Inc.	2,454	206,430
AmerisourceBergen Corp.	6,412	261,610
Biogen Idec, Inc. (a)	1,558	181,289
Boston Scientific Corp. (a)	20,192	118,931
Bristol-Myers Squibb Co.	45,877	1,449,254
Cigna Corp.	6,651	294,905
Coventry Health Care, Inc. (a)	1,100	34,991
Express Scripts, Inc. (a)	2,804	128,227
Forest Laboratories, Inc. (a)	1,824	57,091
Health Net, Inc. (a)	1,220	33,904
Hologic, Inc. (a)	9,804	158,041
Humana, Inc.	481	40,832
Kinetic Concepts, Inc. (a)	1,897	129,736
Life Technologies Corp. (a)	6,421	261,142
Medtronic, Inc.	21,897	760,702
Pfizer, Inc.	55,090	1,061,033
Sirona Dental Systems, Inc. (a)	1,313	62,893
St. Jude Medical, Inc.	19,494	760,266
Thermo Fisher Scientific, Inc. (a)	13,640	685,683
UnitedHealth Group, Inc.	1,374	65,938
Watson Pharmaceuticals, Inc. (a)	9,988	670,794
		7,869,584

Industrials - 3.63%
CSX Corp.	12,797	284,221
ITT Corp.	17,183	783,545
Joy Global, Inc.	527	45,954
Union Pacific Corp.	7,887	785,309
		1,899,029

Information Technology - 28.03%
Accenture PLC - Class A	828	49,895
Alliance Data Systems Corp. (a)	3,492	357,720
Apple, Inc. (a)	2,063	835,061
Avago Technologies Ltd.	2,358	79,630
Cisco Systems, Inc.	244,915	4,538,275
Corning, Inc.	22,305	318,738

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund
Schedule of Investments
October 31, 2011
(Unaudited)

Common Stocks - 93.46% - continued	Shares	Fair Value

Information Technology - 28.03% - continued
Dell, Inc. (a)	75,813	$1,198,604
Fiserv, Inc. (a)	1,733	102,022
Hewlett-Packard Co.	67,172	1,787,447
Micron Technology, Inc. (a)	42,862	239,599
NVIDIA Corp. (a)	50,282	744,174
ON Semiconductor Corp. (a)	3,548	26,858
Oracle Corp.	43,771	1,434,376
SanDisk Corp. (a)	17,626	893,109
Solera Holdings, Inc.	4,523	247,092
Visa, Inc. - Class A	17,098	1,594,559
Western Union Co.	11,632	203,211
		14,650,370

Materials - 1.63%
Domtar Corp.	823	67,412
Freeport-McMoRan Copper & Gold, Inc.	11,852	477,162
Southern Copper Corp.	10,034	307,843
		852,417

Utilities - 2.23%
AES Corp. (a)	15,539	174,348
MDU Resources Group, Inc.	13,888	286,232
Public Service Enterprise Group, Inc.	10,372	349,536
UGI Corp.	12,388	355,164
		1,165,280

TOTAL COMMON STOCKS (Cost $47,310,167)		48,854,673

Exchange-Traded Funds - 2.78%
SPDR S&P 500 ETF Trust	11,562	1,450,453

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,390,755)		1,450,453

Money Market Securities - 6.56%
Huntington Money Market Fund - Trust Shares, 0.01% (b)	3,427,267	3,427,267

TOTAL MONEY MARKET SECURITIES (Cost $3,427,267)		3,427,267

TOTAL INVESTMENTS (Cost $52,128,189) - 102.80%		$53,732,393

Liabilities in excess of other assets - (2.80)%		(1,461,785)

TOTAL NET ASSETS - 100.00%		$52,270,608

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at October 31, 2011.

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund
Statement of Assets and Liabilities
October 31, 2011
(Unaudited)

Assets
Investments in securities, at fair value (Cost $52,128,189)	$53,732,393
Receivable for Fund shares sold	230,437
Dividends receivable	45,064
Interest receivable	19
Prepaid expenses	25,085
Total assets	54,032,998

Liabilities
Payable for investments purchased	1,008,081
Payable for Fund shares redeemed	699,439
Payable to Adviser (a)	19,919
Accrued Service Fees - Retail Class (a)	7,320
Payable to trustees and officers	867
Payable to administrator, fund accountant, and transfer agent	8,367
Payable to custodian	1,937
Other accrued expenses	16,460
Total liabilities	1,762,390

Net Assets	$52,270,608

Net Assets consist of:
Paid in capital	$51,228,191
Undistributed net investment income (loss)	143,772
Accumulated undistributed net realized gain (loss) from investment transactions	(705,559)
Net unrealized appreciation (depreciation) on investments	1,604,204

Net Assets	$52,270,608

Net Assets: Retail Class	$35,230,656

Shares outstanding (unlimited number of shares authorized)	3,495,695

Net asset value and offering price per share	$10.08

Redemption price per share (NAV * 98%) (b)	$9.88

Net Assets: Institutional Class	$17,039,952

Shares outstanding (unlimited number of shares authorized)	1,686,776

Net asset value and offering price per share	$10.10

Redemption price per share (NAV * 98%) (b)	$9.90

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund
Statement of Operations
For the six months ended October 31, 2011
(Unaudited)

Investment Income
Dividend income (net of foreign withholding taxes of $20)	$362,673
Interest income	95
Total Investment Income	362,768

Expenses
Investment Adviser fee (a)	222,734
Service Fee - Retail Class (a)	44,764
Administration expenses (a)	24,529
Transfer agent expenses (a)	23,407
Registration expenses	16,958
Fund accounting expenses (a)	12,975
Auditing expenses	7,726
Custodian expenses (a)	7,516
Printing expenses	5,070
CCO expenses	4,076
Legal expenses	3,890
Trustee expenses	3,834
Pricing expenses	3,335
Insurance expenses	1,660
Miscellaneous expenses	1,197
24f-2 expenses	366
Total Expenses	384,037
Less: Fees waived by Adviser (a)	(104,739)
Other expense - Overdraft fee	40
Net operating expenses	279,338
Net Investment Income (Loss)	83,430

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities (b)	(19,801)
Net increase from reimbursement by Adviser (c)	64,083
Change in unrealized appreciation (depreciation) on investment securities	(4,542,074)
Net realized and unrealized gain (loss) on investment securities	(4,497,792)
Net increase (decrease) in net assets resulting from operations	$(4,414,362)

(a) See Note 4 in the Notes to the Financial Statements.
(b) Includes loss of $64,083 due to investment violation. See Note 5 in the Notes to the Financial Statements.
(c) See Note 5 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund
Statements of Changes In Net Assets

	Six months ended October 31, 2011		Year ended
	(Unaudited)		April 30, 2011
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$83,430		$97,660
Net realized gain (loss) on investment securities	(19,801)	(a)	3,501,061	(b)
Net increase from reimbursement by Adviser (c)	64,083		460
Change in unrealized appreciation (depreciation) on investment securities	(4,542,074)		1,968,889
Net increase (decrease) in net assets resulting from operations	(4,414,362)		5,568,070

Distributions
From net investment income, Retail Class	-		(59,676)
From net investment income, Institutional Class	-		(9,207)
Total distributions	-		(68,883)

Capital Share Transactions, Retail Class
Proceeds from Fund shares sold	9,234,201		9,236,596
Reinvestment of distributions	-		55,413
Amount paid for shares redeemed	(6,412,897)		(10,062,950)
Proceeds from redemption fees collected (d)	4,148		1,486

Net increase (decrease) in net assets resulting from
Retail Class capital share transactions	2,825,452		(769,455)

Capital Share Transactions, Institutional Class
Proceeds from Fund shares sold	7,905,566		8,832,682
Reinvestment of distributions	-		9,207
Amount paid for shares redeemed	(245,716)		(97,433)
Proceeds from redemption fees collected (d)	40		605

Net increase (decrease) in net assets resulting from
Institutional Class capital share transactions	7,659,890		8,745,061

Total Increase (Decrease) in Net Assets	6,070,980		13,474,793

Net Assets
Beginning of year	46,199,628		32,724,835

End of period	$52,270,608		$46,199,628

Accumulated net investment income (loss)
included in net assets at end of period	$143,772		$60,342

Capital Share Transactions, Retail Class
Shares sold	897,431		915,621
Shares issued in reinvestment of distributions	-		5,443
Shares redeemed	(653,868)		(1,076,008)

Net increase (decrease) from Retail Class shares outstanding	243,563		(154,944)

Capital Share Transactions, Institutional Class
Shares sold	776,371		855,505
Shares issued in reinvestment of distributions	-		904
Shares redeemed	(25,332)		(9,991)

Net increase from Institutional Class shares outstanding	751,039		846,418

(a) Includes loss of $64,083 due to investment violation. See Note 5 in the Notes to the Financial Statements.
(b) Includes loss of $460 due to investment violation. See Note 5 in the Notes to the Financial Statements.
(c) See Note 5 in the Notes to the Financial Statements.
(d) The Fund charges a 2% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund - Retail Class
Financial Highlights
(For a share outstanding during each period)

	Six months ended October 31, 2011		Year ended		Year ended		Year ended	Year ended	Period ended
	(Unaudited)		April 30, 2011		April 30, 2010		April 30, 2009	April 30, 2008	April 30, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 11.03		$ 9.36		$ 6.93		$ 10.30	$ 11.32	$ 10.00

Income from investment operations:
Net investment income (loss)	0.01		0.03		0.01		0.02	(0.02)	-	(b)
Net realized and unrealized gain (loss) on investments	(0.97)		1.66		2.42		(3.39)	(0.99)	1.32
Total from investment operations	(0.96)		1.69		2.43		(3.37)	(1.01)	1.32

Less distributions to shareholders:
From net investment income	-		(0.02)		(0.02)		-	-	-	(b)
From net realized gains	-		-		-		-	(0.01)	-
Total distributions	-		(0.02)		(0.02)		-	(0.01)	-

Paid in capital from redemption fees (c)	-		-		-		-	-	-

Payment by affiliate for investment violation	0.01	(d)	-	(b) (d)	0.02	(b)	-	-	-

Net asset value, end of period	$ 10.08		$ 11.03		$ 9.36		$ 6.93	$ 10.30	$ 11.32

Total Return (e)	-8.61%(f)	(g)	18.08%	(h)	35.40%	(i)	-32.68%	-8.89%	13.21%	(g)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 35,231		$ 35,866		$ 31,888		$ 23,552	$ 17,924	$ 5,114
Ratio of expenses to average net assets	1.20%	(j)	1.20%		1.29%	(k)	1.50%	1.50%	1.50%	(j)
Ratio of expenses to average net assets
before waiver and reimbursement	1.62%	(j)	1.86%		1.86%		1.98%	2.18%	12.78%	(j)
Ratio of net investment income (loss) to
average net assets	0.27%	(j)	0.29%		0.10%		0.41%	(0.17)%	(0.16)%	(j)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement	(0.16)%	(j)	(0.37)%		(0.47)%		(0.07)%	(0.85)%	(11.44)%	(j)
Portfolio turnover rate	61.40%		85.74%		59.59%		92.88%	82.67%	122.43%

(a) For the period June 2, 2006 (commencement of Fund operations) through April 30, 2007.
(b) Amounts to less than $0.005 per share.
(c) Redemption fees resulted in less than $0.005 per share.
(d) See Note 5 in the Notes to the Financial Statements.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Before the reimbursement from Adviser for the loss on investment violation, the total return for the period would have been -8.70%.
(g) Not annualized.
(h) Before the reimbursement from Adviser for the loss on investment violation, the total return for the year would have remained 18.08%.
(i) Before the reimbursement from Adviser for the loss on investment violation, the total return for the year would have been 35.11%.
(j) Annualized.
(k) Effective September 1, 2009, the Adviser agreed to waive fees to maintain Fund expenses at
0.95% (excluding Service fees). Prior to that date, the expense cap was 1.50%.

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund - Institutional Class
Financial Highlights
(For a share outstanding during the period)

	Six months ended October 31, 2011		Year Ended		For the Period Ended
	(Unaudited)		April 30, 2011		April 30, 2010	(a)

Selected Per Share Data
Net asset value, beginning of period	$11.04		$9.37		$8.18

Income from investment operations:
Net investment income	0.02		0.04		0.03
Net realized and unrealized gain (loss) on investments	(0.97)		1.67		1.19
Total from investment operations	(0.95)		1.71		1.22

Less distributions to shareholders:
From net investment income	-		(0.04)		(0.03)
Total distributions	-		(0.04)		(0.03)

Paid in capital from redemption fees	-	(b)	-	(b)	-

Payment by affiliate for investment violation	0.01	(c)	-	(b) (c)	-

Net asset value, end of period	$10.10		$11.04		$9.37

Total Return (d)	-8.51%	(e) (f)	18.26%	(g)	14.92%	(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$17,040		$10,334		$837
Ratio of expenses to average net assets	0.95%	(h)	0.95%		0.95%	(h)
Ratio of expenses to average net assets
before waiver and reimbursement	1.37%	(h)	1.57%		1.68%	(h)
Ratio of net investment income (loss) to
average net assets	0.52%	(h)	0.40%		0.49%	(h)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement	0.10%	(h)	(0.22)%		(0.24)%	(h)
Portfolio turnover rate	61.40%		85.74%		59.59%

(a) For the period September 1, 2009 (commencement of operations) to April 30, 2010.
(b) Amounts to less than $0.005 per share.
(c) See Note 5 in the Notes to the Financial Statements.
(d) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e) Before the reimbursement from Adviser for the loss on investment violation, the total return for the period would have been -8.61%.
(f) Not annualized.
(g) Before the reimbursement from Adviser for the loss on investment violation, the total return for the year would have remained 18.26%.
(h) Annualized.

See accompanying notes which are an integral part of these financial statements

Toreador Large Cap Fund
Notes to the Financial Statements
October 31, 2011
(Unaudited)

NOTE 1.  ORGANIZATION

Toreador Large Cap Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 12, 2005.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of a separate series.  The Fund is one of a series of funds currently authorized by the Board.  The Fund’s investment Adviser is Toreador Research & Trading LLC (the “Adviser”).  The Fund’s investment objective is long-term capital appreciation.

The Fund currently offers two classes of shares, Retail Class and Institutional Class.  Retail shares were first offered to the public on June 2, 2006; and Institutional shares were first offered to the public on September 1, 2009.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  Expenses attributable to any class are borne by that class.  Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.  On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended October 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Toreador Large Cap Fund
Notes to the Financial Statements - continued
October 31, 2011
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of October 31, 2011, there were no material reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Toreador Large Cap Fund
Notes to the Financial Statements - continued
October 31, 2011
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Toreador Large Cap Fund
Notes to the Financial Statements - continued
October 31, 2011
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$48,854,673	$-	$-	$48,854,673
Exchange-Traded Funds	1,450,453	-	-	1,450,453
Money Market Securities	3,427,267	-	-	3,427,267

Total	$53,732,393	$-	$-	$53,732,393

* Refer to the Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the six months ended October 31, 2011, there were no significant transfers between levels.  The amount of transfers in/out are reflected at the securities’ fair value at the period end.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the Amended and Restated Management Agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average net assets. Prior to September 1, 2009, the Fund’s management fee was 1.00% of its average daily net assets.  For the six months ended October 31, 2011, before the waiver described below, the Adviser earned a fee of $222,734 from the Fund.  The Adviser has contractually agreed through August 31, 2012 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, fees paid pursuant to the Administrative Services Plan (Retail Class shares only), borrowing costs (such as interest and dividend expense on securities sold short), taxes, extraordinary expenses, and any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest do not exceed 0.95% of the Fund’s average daily net assets.  Prior to September 1, 2009, the Fund’s expense cap was 1.50%.  For the six months ended October 31, 2011, the Adviser waived fees of $104,739.  At October 31, 2011, the Adviser was owed $19,919 from the Fund for advisory services.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time the expense was waived or currently in effect, whichever is lower as described above.  The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at October 31, 2011 are as follows:

Amount	Until April 30,
$90,028	2012
166,748	2013
213,074	2014

The waived fees of $104,739 at October 31, 2011 may be subject to potential repayment by the Fund to the Adviser through April 30, 2015.

Toreador Large Cap Fund
Notes to the Financial Statements - continued
October 31, 2011
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended October 31, 2011, HASI earned fees of $24,529 for administrative services provided to the Fund.  At October 31, 2011, the Fund owed HASI $3,063 for administrative services.  Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the six months ended October 31, 2011, the Custodian earned fees of $7,516 for custody services provided to the Fund.  At October 31, 2011, the Fund owed the Custodian $1,937 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended October 31, 2011, HASI earned fees of $12,148 from the Fund for transfer agent services and $11,259 in reimbursement of out-of-pocket expenses incurred in providing transfer agent services. For the six months ended October 31, 2011, HASI earned fees of $12,975 from the Fund for fund accounting services.  At October 31, 2011, the Fund owed HASI $1,591 for transfer agent services, $1,884 in reimbursement of out-of-pocket expenses, and $1,829 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares.  There were no payments made to the Distributor by the Fund for the six months ended October 31, 2011.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

Effective September 1, 2009, the Fund adopted an Administrative Services Plan (“Plan”) with respect to Retail Class shares, pursuant to which the Fund pays an annual fee (“Service Fee”) of 0.25% of the average daily net assets of the Fund’s Retail Class shares to the Adviser to compensate financial intermediaries that provide administrative services to the Retail Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund, its distributor and/or the Adviser to provide ongoing administrative and shareholder account services to their customers who hold the Fund’s Retail Class shares.  For purposes of the Plan, administrative services include, but are not limited to (i) acting as recordholder and nominee of Retail Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Retail Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Retail Class shares because these fees are paid out of the assets of the Retail Class on an on-going basis.  For the six months ended October 31, 2011, the Retail Class incurred Service fees of $44,764.  At October 31, 2011, $7,320 was unpaid.

Toreador Large Cap Fund
Notes to the Financial Statements - continued
October 31, 2011
(Unaudited)

NOTE 5.  INVESTMENT TRANSACTIONS

For the six months ended October 31, 2011, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$-
Other	39,329,631
Sales
U.S. Government Obligations	$-
Other	29,562,653

At October 31, 2011, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$3,681,753
Gross (Depreciation)	(2,160,664)
Net Appreciation
(Depreciation) on Investments	$1,521,089

At October 31, 2011, the aggregate cost of securities for federal income tax purposes, was $52,211,304.

During the six months ended October 31, 2011, a Broker incorrectly entered share amounts when executing the purchase of shares for the Fund on behalf of the Advisor.  To correct the error, sales of the excess shares were executed subsequently and in a timely manner, although at a net lower price than the original purchase price, thus resulting in a loss to the Fund of $64,083. The Adviser has reimbursed the Fund for the total amount of the losses noted above.

During the fiscal year ended April 30, 2011, the Adviser mistakenly purchased shares of Huntington Bancshares, Inc., (“HBAN”), of which Huntington National Bank, Inc. is a subsidiary.  Due to the affiliation of Huntington National Bank, Inc. as the parent company of Unified Financial Securities, Inc. (the Fund’s Distributor), the Fund is not permitted to invest in HBAN.  Upon notification of this error, the Adviser closed the Fund’s position in HBAN, resulting in a loss of $460 which the Adviser subsequently reimbursed to the Fund.

During the fiscal year ended April 30, 2010, the Adviser incorrectly entered a share amount when executing a purchase of Noble Corp. (“NE”). To correct the error, a subsequent sale of NE was executed, although at a lower price than the original purchase price, resulting in a loss to the Fund of $10,802. Furthermore, the sale was inadvertently duplicated (resulting in a temporary short sale position) and the cost to purchase the shares on the open market was greater than the sale price, which resulted in an additional loss to the Fund of $45,061. The Adviser has reimbursed the Fund for the total amount of the losses noted above.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Toreador Large Cap Fund
Notes to the Financial Statements - continued
October 31, 2011
(Unaudited)

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  At October 31, 2011, Charles Schwab & Co., for the benefit of its customers, owned 44.06% of the Retail Class shares.  As a result, Charles Schwab & Co. may be deemed to control the Retail Class.  At October 31, 2011, Charles Schwab & Co., for the benefit of its customers, owned 70.91% of the Institutional Class.  As a result, Charles Schwab & Co. may be deemed to control the Institutional Class.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 22, 2011, the Retail class paid an income dividend of $0.0228 per share to shareholders of record on December 21, 2011.

On December 22, 2011, the Institutional class paid an income dividend of $0.0476 per share to shareholders of record on December 21, 2011.

The tax characterization of distributions for the fiscal years ended April 30, 2011 and April 30, 2010 are as follows:

Distributions paid from:	2011	2010

Ordinary Income	$68,883	$76,824
Long-Term Capital Gain	-	-
	$68,883	$76,824

At April 30, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$60,342
Capital loss carryforward	(666,726)
Unrealized appreciation	6,063,163
$5,456,779

At April 30, 2011, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $83,115.

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At April 30, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

Amount	Expiring April 30,
$666,726	2018

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

Toreador Large Cap Fund
Notes to the Financial Statements - continued
October 31, 2011
(Unaudited)

NOTE 10. REGULATED INVESTMENT COMPANY MODERNIZATION ACT OF 2010

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some of the provisions, not including the changes to capital loss carryforwards, of the Act are effective for the Fund’s six months ending October 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

TOREADOR LARGE CAP FUND
OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at 1-800-343-5902 to request a copy of the SAI or to make shareholder inquiries.

MANAGEMENT AGREEMENT RENEWAL
OCTOBER 31, 2011 – (Unaudited)

The Trustees considered whether to renew the advisory contracts between the Trust and the adviser of Toreador Large Cap Fund.  The Trustees recalled that the Advisory Contract Renewal Committee (as used in this section, the "Committee") had convened on May 10, 2011 via teleconference to consider the renewal of this management agreement and to conduct interviews of the adviser’s executive officers, portfolio managers and compliance personnel. The Trustees confirmed that the Committee had received and they had reviewed the following materials provided by the Fund’s adviser, the Administrator and the CCO prior to their meeting:  (i) executed copies of the Fund’s management agreement and any expense cap side letter, as applicable;  (ii) the Administrator’s letter to the Fund’s adviser requesting detailed information designed to assist the Trustees in their review pursuant to Section 15(c) of the Investment Company Act and the adviser’s response thereto; (iii) a memorandum from the Trust’s CCO summarizing the adviser’s compliance program, including its code of ethics and proxy voting policy; (iv) the adviser’s most current Form ADV Parts 1 and 2A and accompanying schedules; (v) current financial statements, tax returns and/or a separate profitability analysis provided by the adviser; (vi) performance reports provided by the Administrator describing the Fund’s returns for certain periods ended February 28, 2011, and comparisons to its benchmark(s) and peer group for the same periods; and (vii) the Administrator’s memorandum analyzing the Fund’s advisory fee and total expense ratio (after fee waivers and reimbursements) compared to those of its peer group.   The Trustees confirmed that after reviewing and discussing the 15(c) materials, the Committee had interviewed representatives of the Fund’s adviser, typically senior executives, portfolio managers and compliance personnel.  The Chairman noted that he had led the Committee’s interview of the adviser and had asked the questions from the Committee’s standard 15(c) adviser checklist, including but not limited to a request for the adviser’s current market outlook, a description of any changes in the adviser’s investment strategy, personnel or operations, and an attribution analysis of the Fund’s performance compared to its benchmark(s) and peer group for the prior year.

The Committee members then reviewed with the full Board the factors they considered in unanimously determining to recommend that the Board approve the renewal of each management agreement.  After the review the Trustees confirmed that they had received and evaluated such information as they deemed necessary to make their decision.  They also noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by their independent legal counsel, and their own business judgment, to be relevant.  They noted that this included information that had been provided by the Trust’s CCO and the Administrator to the Board throughout the year at regular quarterly meetings, as well as information that was specifically furnished to the Committee in connection with its review of the management agreements.  The Trustees next reviewed the Management Agreement between the Trust and Toreador Research & Trading, LLC, on behalf of the Toreador Large Cap Fund, and considered the factors set forth below prior to making their determinations:

(i)           The Nature, Extent and Quality of Services – The Board noted the Fund’s assets recently had increased to approximately $49 million, comprising all of the adviser’s assets under management.  The Committee reviewed the responses from the adviser as to the resources provided to the Fund, and considered the adequacy of such resources in light of the desire to increase the level of Fund assets, and whether the resources are sufficient to achieve solid performance and meet compliance and other needs.  The Committee determined the adviser’s resources appear adequate, and specifically noted the adviser provides to the Fund two portfolio managers, a research director and the adviser’s compliance officer.  The Committee noted the adviser was not proposing any changes to the level of services provided to the Fund.

The Board noted that various compliance reports had been provided by the adviser and the Trust’s CCO to the Board throughout the year, and noted, based on such reports, that the Fund’s investment policies and restrictions were consistently complied with during the last year.  The Board further noted the Trust’s CCO had reviewed the adviser’s compliance policies and procedures and determined they appeared reasonably designed to prevent violations of federal securities laws by the Fund.

(ii)           Fund Performance – The Board discussed the Fund’s performance (retail and institutional classes) and reviewed other materials provided by the adviser and the Administrator with respect to such performance.  They noted that the Fund had received a four star rating from Morningstar.  The Board noted that the Administrator reported that for the twelve-month period ended February 28, 2011, the Fund (Retail and Institutional classes) had underperformed only slightly its benchmark return, had outperformed its peer group average and, for the three-year period ended February 28, 2011 the Retail Class had outperformed its benchmark return and underperformed its peer group average.

(iii)           Fee Rates and Profitability –  The Board noted that the adviser’s fee (after waiver and reimbursement) was lower than its peer group average, and that the adviser was currently waiving a significant portion of its advisory fee in order to maintain the expense cap.  They also considered the adviser’s report that it expected to continue capping certain operating expenses of the Fund at 0.95% through August 31, 2012.  The Board next reviewed the adviser’s financial statements for the years ended December 31, 2009 and 2010.  They noted that the adviser was not realizing a profit as a result of managing the Fund.  They also noted the adviser has not entered into soft dollar arrangements and did not receive any 12b-1 fees.  The Trustees recalled that the Administrative Fees received by the adviser with respect to the retail class were paid 100% to mutual fund platform sponsors providing administrative services to retail class shareholders.

(iv)           Economies of Scale – In determining the reasonableness of the advisory fees, the Board also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees.   The adviser reported that it continues to work on increasing distribution by adding new platforms and cultivating relationships with other investment advisers and brokers.  They noted that it did not appear that the adviser has begun to realize any significant economies of scale from managing the Fund.

After reviewing all of the foregoing, the Board determined that the Fund’s advisory fees (after waiver and reimbursement by adviser) were reasonable, based on the quality of advisory services provided to the Fund, and unanimously voted to approve the Management Agreement with Toreador.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 343-5902 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Brian L. Blomquist, Chief Executive Officer and President
John C. Swhear, Senior Vice President
Robert W. Silva, Chief Financial Officer and Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISER
Toreador Research & Trading LLC
7493 North Ingram, Suite 104
Fresno, CA  93711

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 S. High St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of December 30, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)                      Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Unified Series Trust

By
    _/s/ Brian L. Blomquist___________
Brian L. Blomquist, President

Date           1/3/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
__/s/ Brian L. Blomquist        _________
Brian L. Blomquist, President

Date           1/3/2012___

By
__/s/ Robert W. Silva_______________
Robert W. Silva, Treasurer

Date           1/3/2012